CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Restricted Cash
Cash for immediate withdrawal	$ 10,520	$ 7,307
Cash equivalents - bank deposits less than three months		40,274
Total	$ 10,520	$ 47,581